SEGMENT INFORMATION - Summary of Information by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Third-party revenue, by origin	$ 261,504	$ 180,543	$ 344,877
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	243,040	254,861	283,259
Europe
Disclosure of geographical areas [line items]
Third-party revenue, by origin	78,549	50,138	98,455
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,881	38,785	43,262
Asia, Oceania, Africa
Disclosure of geographical areas [line items]
Third-party revenue, by origin	87,070	65,139	139,916
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	97,278	103,191	119,684
USA
Disclosure of geographical areas [line items]
Third-party revenue, by origin	73,647	50,856	83,212
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	58,286	62,976	65,966
Other Americas
Disclosure of geographical areas [line items]
Third-party revenue, by origin	22,238	14,410	23,294
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	48,595	49,909	54,347
UK
Disclosure of geographical areas [line items]
Third-party revenue, by origin	21,846	12,958	41,094
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	$ 21,974	$ 23,302	$ 24,696